Statutory reserves	12 Months Ended
Dec. 31, 2011
Statutory reserves
Statutory reserves

12                                  Statutory reserves

Under PRC rules and regulations, the Company’s PRC operating subsidiaries are required to provide for certain statutory reserves as follows:

Statutory surplus reserve

According to the respective Articles of Association, the Company’s PRC operating subsidiaries are required to transfer 10% of their net profit, as determined in accordance with PRC GAAP, to a statutory surplus reserve until the reserve balance reaches 50% of the registered capital of the respective companies. The transfer to this reserve must be made before distribution of dividends to shareholders can be made.

The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issue is not less than 25% of the registered capital.

For the years ended December 31, 2009, 2010 and 2011, the Company’s subsidiaries made appropriation to these statutory reserve funds of RMB31,809 and RMB31,048 and RMB16,834 (US$2,675), respectively. The accumulated balance of the statutory reserve funds maintained at the Company’s PRC operating subsidiaries as of December 31, 2010 and 2011 were RMB196,788 and RMB213,622 (US$33,941), respectively.